Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Rental and other property revenues	$ 26,820	$ 3,172	$ 73,129	$ 10,749
Property management revenues	3,124	0	8,597	0
Other revenues	615	245	1,455	576
Total revenues	30,559	3,417	83,181	11,325
Operating expenses
Property operations expense	9,672	1,348	27,759	4,570
Property management expense	4,952	0	11,302	0
Reimbursable operating expenses			331	1,030
Asset management fee	3,792	886	8,052	2,799
Performance participation allocation	19,934	0	51,761	0
Depreciation and amortization	11,268	1,338	63,397	6,966
General and administrative expenses	3,223	2,503	9,880	3,354
Total operating expenses	52,841	6,075	172,482	18,719
Loss from operations	(22,282)	(2,658)	(89,301)	(7,394)
Equity in earnings (losses) of unconsolidated real estate entities	2,670	951	(533)	2,113
Interest income	16	0	207	198
Interest expense	(11,117)	(1,330)	(26,954)	(3,665)
Promote from incentive allocation agreement	30,309	0
Loss on Extinguishment of Debt	(551)	0
Gain on sale of real estate assets			10,912	0
Other income	1,530	27	2	197
Income (loss) before income taxes	575	(3,010)	(105,667)	(8,551)
Income tax expense	(7,463)	0	(1,238)	0
Net loss	(6,888)	(3,010)	(106,905)	(8,551)
Net loss attributable to noncontrolling interests:
Limited partners	3,828	0	58,923	0
Partially owned entities	55	0	4,066	0
Net loss attributable to common stockholders	$ (3,005)	$ (3,010)	$ (43,916)	$ (8,551)
Weighted-average common shares outstanding - basic (in shares)	24,654,085	12,232,289	17,603,981	10,781,487
Net loss per common share - diluted (in dollars per share)	$ (0.12)	$ (0.25)	$ (2.49)	$ (0.79)